OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 6: -	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	December 31,
	2016	2015

Royalties - IIA payable	$938	$655
Commissions to distributors	333	395
Accrued expenses	810	440

	$2,081	$1,490